Deposits and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Deposits and Other Current Assets, Net [Abstract]
Schedule of Deposits and Other Current Assets, Net

As of December 31, 2025 and 2024, deposits and other current assets, net consisted of the following balances:

	As of December 31,
	2025	2024
Trade deposits	$—	$530,691
Interest receivable	86,273	—
Tax recoverable	57,032	18,891
Other assets	29,077	779
Less: allowance for expected credit losses	(2)	(2)
Deposits and other current assets, net	$172,380	$550,359

Schedule of Allowances for Expected Credit Losses	The movement of allowances for expected credit losses is as follow:
	As of December 31,
	2025	2024
Balance at January 1	$2	$2
Provision for expected credit losses	—	—
Balance at December 31	$2	$2